Asset Retirement Obligations and Accrued Environmental Costs - Change in Asset Retirement Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in overall asset retirement obligation changed
Balance at January 1	$ 7,908	$ 7,798
Accretion of discount	322	348
New obligations	155	657
Changes in estimates of existing obligations	50	(266)
Spending on existing obligations	(229)	(228)
Property dispositions	(1,920)	(161)
Foreign currency translation	(80)	(240)
Balance at December 31	$ 6,206	$ 7,908